Intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other Intangible Assets Details Narrative
Amortization expense	$ 275	$ 277	$ 271